Condensed Consolidated Statement of Changes in Stockholders Deficit (Parenthetical) - $ / shares		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Mar. 20, 2019	Dec. 31, 2018	Apr. 06, 2018
Statement of Stockholders' Equity [Abstract]
Exercise of warrants	9,941,623	10,000,000	9,000,000	10,000,000	9,000,000	9,000,000
Share price							$ 0.0695	$ 0.0299	$ 0.0299